Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 126	$ 183	$ 787
Joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	1,075	1,087	77
Contractual capital commitments, attributable to owners of parent	1,383	900	1,024
Property plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 8,208	$ 8,009	$ 11,382